Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Gain (loss) from foreign currency transactions	$ 7,524	$ 64,277
Residual value	5.00%
Contract liabilities, included in accrued expenses and other payables	$ 203,018		$ 178,135
Contract liabilities recognized as revenue	$ 18,733	37,070
Value added tax percentage	13.00%
Research and development expenses	$ 434,687	643,691
Sales and marketing expenses	$ 258,856	$ 310,791
Statutory surplus fund rate	25.00%	25.00%
Number of operating segment (in Segment) | Segment	1
Government Subsidy [Member]
Significant Accounting Policies [Line Items]
Government subsidy grant	$ 91,925	$ 0
Contract Liability [Member]
Significant Accounting Policies [Line Items]
Contract liabilities recognized as revenue	$ 203,018
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life term	42 years
Statutory surplus fund rate	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life term	46 years
Statutory surplus fund rate	50.00%
Maximum [Member] | PRC GAAP [Member]
Significant Accounting Policies [Line Items]
Statutory surplus fund rate	50.00%
PRC GAAP [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus fund rate	10.00%